Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions or Balances	The related parties that had transactions or balances with the Company as of and for the years presented consisted of:
Related Party	Relationship with the Company
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
EMIT	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
UniDev	Equity investee of the Company
Fuson Group	Equity investee of the Company
MCT	Noncontrolling interest shareholder of MSCT

The balances due from and due to related parties were as follows:

	As of June 30,
	2025	2024
Due from related parties, current:
Fuson Group (a)	4,752,065	3,626,732
Less: allowance for credit losses	(253,700)	(94,247)
Total	4,374,595	3,559,109

Due from related parties, non-current:
Fuson Group (b)	2,069,730	2,505,839
Less: allowance for credit losses	(123,770)	(131,541)
Total	1,945,960	2,374,298

(a)	The balances represent loans due from Fuson Group which should be paid within one year. The interest rates for the loans ranged from 4.0% to 4.10% and 2.90% to 5.35% as of June 30, 2025 and 2024, respectively.

(b)	The balance represents loans due from Fuson Group with 6.50% interest rate, which should be paid within 42 months.
	As of June 30,
	2025	2024
Due to related parties:
Fuson Group	14,917	14,774
MCT	4,188	5,456
UniDev	2,779	-
Total	21,884	20,230
Related party transactions
		For the year ended
		2025	2024	2023
a)	Consulting services provided to related parties
	Fuson Group	116,760	87,172	57,418
	EMIT	-	-	158
		116,760	87,172	57,576

b)	Services provided by related parties
	UniDev	35,396	165,676	269,966
	Fuson Group	13,758	18,894	-
	Beijing Bright	4,830	-	99,208
	EMIT	-	-	221,584
		53,984	184,570	590,758

c)	Loans provided to related parties
	Fuson Group	2,984,351	6,043,329	130,402
	Beijing Bright	-	415,236	-
	UniDev	-	55,365	143,810
		2,984,351	6,513,930	274,212
d)	Repayment of loans from related parties
	Fuson Group	2,936,754	194,897	-
	Beijing Bright	-	415,236	-
	UniDev	-	193,777	-
	EMIT	-	-	204,211
		2,936,754	803,910	204,211
e)	Interest income received from related parties
	Fuson Group	293,103	14,481	1,518
	UniDev	-	8,549	6,342
	Beijing Bright	-	2,907	-
	EMIT	-	-	3,704
		293,103	25,937	11,564
f)	Rental income from related party
	Fuson Group	59,241	59,016	10,718

g)	Other revenue from related party
	Fuson Group	134,933	61,244	-

Schedule of Loans Due from Fuson Group are Carried at the Original Loan Principal Balances Less Allowance for Credit Loss	In determining the amount of the allowance for credit losses, the Company considered the financial conditions of Fuson Group and adjusted for various qualitative factors that reflect current conditions and reasonable and supportable forecasts of future economic conditions.
	For the year ended
	2025	2024
Balance at beginning of the year	225,788	-
Provision for credit losses	237,747	225,788
Recovery of due from related parties	(86,235)	-
Foreign currency translation adjustments	170	-
Balance at end of the year	377,470	225,788